Touchstone Aggressive ETF Fund (Prospectus Summary) | Touchstone Aggressive ETF Fund
Touchstone Aggressive ETF Fund

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and

Statement of Additional Information Dated April 30, 2013

Notice of Changes to the Touchstone ETF Funds

At a meeting held on August 22, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Variable Series Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (each a “Fund”).  Effective August 23, 2013 each Fund will pay its investment advisor, Touchstone Advisors, Inc., an advisory fee based on each Fund's average daily net assets of 0.25% on the first $50 million, 0.23% on the next $50 million and 0.20% on assets over $100 million.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.